Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
1 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 90 .76%
ASSET-BACKED SECURITIES — 0 .30% **
AMMC CLO 18 Ltd.,
Series 2016-18A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
6.34% 05/26/31
1,2,3
$ 1,165,000 $ 1,122,478
Total Asset-Backed Securities
(Cost $1,120,445)
BANK LOANS — 89 .08% *
Automotive — 0 .47%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.63% 04/30/26
2
461,302 453,615
First Brands Group LLC,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
8.37% 03/30/27
2
1,354,533 1,288,838
1,742,453
Communications — 6 .01%
Altice Financing SA,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
6.83% 01/31/26
2
148,026 143,215
(SOFR plus 3.25%)
9.32% 10/31/27
2
1,200,000 1,152,000
Altice SA,
Term Loan B13, 1st Lien (France)
(LIBOR plus 4.00%)
8.65% 08/14/26
2,3
480,000 447,802
Banijay Group U.S. Holding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
7.89% 03/01/25
2
477,447 476,354
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.58% 12/17/27
2
976,282 935,278
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
6.63% 03/15/27
2
790,040 751,735
Consolidated Communications, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
7.88% 10/02/27
2
1,250,000 1,107,812
Coralus Co-Borrower LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
6.57% 01/31/28
2
2,250,000 2,183,062
Crown Subsea Communications Holding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
8.87% 04/27/27
2
801,370 784,004
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
6.82% 04/15/27
2
$ 977,387 $ 875,983
Cyxtera DC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
7.36% 05/01/24
2
500,000 428,595
Dawn Acquisition LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.48% 12/31/25
2
256,691 169,691
Diamond Sports Group, LLC,
Term Loan, 2nd Lien
(SOFR plus 2.25%)
7.57% 08/24/26
2
166,993 21,431
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.50% 05/01/28
2
231,294 221,485
Global Tel*Link Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
8.49% 11/29/25
2
975,146 845,637
Gray Television, Inc.,
Term Loan D, 1st Lien
(LIBOR plus 3.00%)
7.12% 12/01/28
2
490,025 476,907
Intelsat Jackson Holdings SA,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
7.44% 02/01/29
2,3
3,513,484 3,399,296
MH Sub I LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.13% 09/13/24
2
2,307,028 2,246,884
National CineMedia LLC,
Term Loan B, 1st Lien
(LIBOR plus 8.00%)
12.50% 12/20/24
2
575,428 152,969
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 4.00%)
8.50% 06/20/25
2,3
1,233,644 314,030
NEP Group, Inc.,
Term Loan B, 1st Lien
(PRIME plus 4.00%)
10.50% 10/20/25
2
247,500 216,718
NEP/NCP Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.63% 10/20/25
2
479,028 415,358
Term Loan, 2nd Lien
(LIBOR plus 7.00%)
11.38% 10/19/26
2
440,000 329,450

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
New Insight Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.50%)
8.84% 12/20/24
2
$ 475,000 $ 359,615
Numericable U.S. LLC,
Term Loan B12, 1st Lien
(LIBOR plus 3.69%)
7.77% 01/31/26
2
981,832 912,289
Terrier Media Buyer, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 12/17/26
2
1,008,736 947,314
UPC Financing Partnership,
Term Loan AT, 1st Lien
(LIBOR plus 2.25%)
6.57% 04/30/28
2
250,000 244,531
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.38% 03/09/27
2
1,504,276 1,225,263
(SOFR plus 3.25%)
8.57% 03/09/27
2
496,250 414,213
22,198,921
Consumer Discretionary — 4 .12%
ADMI Corp.,
Term Loan B2, 1st Lien
(LIBOR plus 3.38%)
7.76% 12/23/27
2
1,228,125 1,117,287
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.84% - 8.63% 07/31/28
2,4
849,537 802,103
(SOFR plus 3.75%)
4.39% 07/30/28
2
1,147,125 1,083,316
Arterra Wines Canada, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
8.23% 11/24/27
2
1,182,203 1,109,793
City Brewing Co. LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.79% 04/05/28
2
988,737 443,696
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
7.93% 01/24/29
2,3
497,500 447,404
Term Loan, 2nd Lien
(SOFR plus 6.50%)
10.68% 01/24/30
2
2,100,000 1,697,388
New Trojan Parent, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
7.54% - 7.63% 01/06/28
2
1,477,500 1,037,944
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Pegasus Bidco BV,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.52% 07/12/29
2
$ 1,000,000 $ 970,000
Playa Hotels &Amp; Resorts B.V.,
Term Loan, 1st Lien
(SOFR plus 3.25%)
8.58% 01/05/29
2
625,000 610,419
Prometric Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.39% 01/29/25
2
955,263 844,219
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.48% 10/01/26
2
2,210,625 2,122,509
Triton Water Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 03/31/28
2
1,477,502 1,379,063
Waystar technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.38% 10/22/26
2
950,014 935,763
Weber-Stephen Products LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
8.61% 10/30/27
2
709,388 610,074
15,210,978
Electric — 1 .11%
CommScope, Inc.,
Term Loan B2, 1st Lien (France)
(LIBOR plus 3.25%)
7.63% 04/06/26
2
1,939,950 1,833,737
Endure Digital, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.72% 02/10/28
2
1,970,000 1,777,925
Pike Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.82% 01/21/28
2
498,750 495,219
4,106,881
Energy — 1 .00%
Apro LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
7.92% 11/14/26
2
1,322,742 1,288,568
Calpine Corp.,
Term Loan B10, 1st Lien
(LIBOR plus 2.00%)
6.38% 08/12/26
2
187,441 185,368

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
3 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Energy (continued)
EG America LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.73% 02/07/25
2
$ 497,391 $ 470,969
Parkway Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.07% 02/16/29
2
912,231 899,232
Term Loan C, 1st Lien
(SOFR plus 4.75%)
9.07% 02/16/29
2
128,677 127,337
TransMontaigne Operating Co. LP,
Term Loan B, 1st Lien
(LIBOR plus 4.43%)
7.85% - 7.89% 11/17/28
2
738,769 726,073
3,697,547
Entertainment — 1 .86%
Alpha Topco Ltd. - Delta 2 (Lux) Sarl,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.57% 01/15/30
2
1,500,000 1,501,125
AMC Entertainment Holdings, Inc.,
Term Loan B1, 1st Lien (France)
(LIBOR plus 3.00%)
7.27% 04/22/26
2
520,941 284,835
Crown Finance U.S., Inc.,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(SOFR plus 9.00%)
14.28% - 14.42% 09/07/23
2
1,822,543 1,794,831
NAI Entertainment Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
6.89% 05/08/25
2
1,391,572 1,335,909
SMG US Midco 2, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.50%)
6.91% 01/23/25
2
987,284 964,251
WMG Acquisition Corp.,
Term Loan, 1st Lien
(SOFR plus 2.00%)
7.32% 01/20/28
2
1,000,000 992,915
6,873,866
Finance — 3 .85%
Auris Lux III SA,
Term Loan B2, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
8.50% - 8.68% 02/27/26
2,3
1,203,132 1,079,811
Camelot Finance SA,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.38% 10/30/26
2
868,214 855,734
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
DCG Acquisition Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
8.92% 09/30/26
2
$ 692,162 $ 654,092
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.07% 04/09/27
2
1,489,815 1,395,078
Term Loan, 2nd Lien
(LIBOR plus 6.75%)
11.13% 04/07/28
2
250,000 239,062
Delos Finance Sarl,
Term Loan, 1st Lien
(LIBOR plus 1.75%)
6.47% 10/06/23
2
1,000,000 999,810
First Eagle Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
7.23% 02/01/27
2
1,416,370 1,383,971
Fiserv Investment Solutions, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.32% 02/18/27
2
989,848 942,216
Focus Financial Partners LLC,
Term Loan B5, 1st Lien
(SOFR plus 2.25%)
7.57% 06/30/28
2
498,750 493,867
Guggenheim Partners Investment Management Holdings
LLC,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.57% 12/12/29
2
750,000 742,504
Hertz Corp. (The),
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.63% 06/30/28
2
1,248,467 1,226,270
Term Loan C, 1st Lien
(LIBOR plus 3.25%)
7.63% 06/30/28
2
238,871 234,624
Jane Street Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
7.13% 01/26/28
2
1,715,000 1,667,434
Mozart Borrower, LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.63% 10/23/28
2
1,036,516 986,872
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(LIBOR plus 2.00%)
6.32% 04/28/28
2
500,000 487,875

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Trident TPI Holdings, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 4.00%)
8.73% 09/15/28
2
$ 864,829 $ 832,554
14,221,774
Food — 3 .93%
8th Avenue Food & Provisions,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.13% 10/01/25
2
497,409 418,058
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
9.13% 10/01/25
2
493,750 415,779
Chobani LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 10/25/27
2
968,795 953,856
Dessert Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
8.73% 06/09/28
2
2,473,141 2,275,290
Flora Food Group,
Term Loan B2, 1st Lien
(LIBOR plus 3.00%)
5.90% 07/02/25
2
1,934,487 1,761,960
Froneri U.S., Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 2.25%)
6.64% 01/29/27
2
498,721 486,323
H-Food Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 3.69%)
8.07% 05/23/25
2
248,698 222,180
Hostess Brands LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
6.63% - 6.66% 08/03/25
2
362,189 361,642
Matterhorn Merger Sub LLC,
Term Loan B2, 1st Lien
(LIBOR plus 4.00%)
8.38% 05/23/25
2
1,466,064 1,314,744
Shearer's Foods LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 09/23/27
2
2,018,925 1,930,597
Snacking Investments Bidco,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.32% 12/18/26
2
1,228,616 1,200,973
Sovos Brands Intermediate, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.91% 06/08/28
2
1,536,207 1,500,367
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Food (continued)
TKC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.50%)
9.89% 05/15/28
2
$ 973,571 $ 819,625
Utz Quality Foods LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.44% 01/20/28
2
861,575 855,652
14,517,046
Gaming — 2 .65%
Bally's Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.54% 10/02/28
2
493,753 458,203
Entain PLC,
Term Loan B2, 1st Lien
(SOFR plus 2.50%)
8.18% 10/31/29
2
400,000 398,750
Flutter Entertainment PLC,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
8.09% 07/22/28
2
997,500 994,592
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.32% 01/26/29
2
1,977,525 1,884,097
GVC Holdings Gibraltar Ltd.,
Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
7.23% 03/29/27
2
1,723,750 1,713,787
J&J Ventures Gaming LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
8.73% 04/26/28
2
1,496,187 1,438,210
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
7.17% 05/03/29
2
995,000 986,776
Scientific Games Holdings LP,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.10% 04/04/29
2
1,998,990 1,911,224
9,785,639
Health Care — 13 .23%
ADMI Corp.,
Term Loan B, 1st Lien (France)
(LIBOR plus 3.00%)
7.38% 04/30/25
2
955,138 902,085
Bausch & Lomb Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.84% 05/10/27
2
2,488,747 2,374,041

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
5 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Bella Holding Co. LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.13% 05/10/28
2
$ 987,500 $ 934,669
Cano Health, LLC,
Term Loan, 1st Lien
(SOFR plus 4.00%)
8.42% 11/23/27
2
1,997,717 1,594,179
Carestream Dental, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
8.88% 09/01/24
2
1,564,013 1,556,193
CCS-CMGC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.50%)
9.91% 10/01/25
2
480,000 382,099
Certara Holdco, Inc.,
Term Loan B, 1st Lien (France)
(LIBOR plus 3.50%)
7.88% 08/15/26
2
1,970,000 1,949,069
Charlotte Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.25%)
9.05% 02/11/28
2
950,000 902,899
Curia Global, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.16% 08/30/26
2
2,164,220 1,792,927
CVET Midco 2 LP,
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.58% 10/13/29
2
1,300,000 1,221,350
Da Vinci Purchaser Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.38% 01/08/27
2
2,194,972 2,004,745
Dermatology Intermediate Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 3.25%)
8.57% 04/02/29
2,5
251,873 246,206
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
6.38% 11/15/27
2
925,556 897,021
Heartland Dental LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.39% 04/30/25
2
2,503 2,332
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.13% 04/30/25
2
1,469,285 1,361,660
Horizon Therapeutics USA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 2.00%)
6.44% 05/22/26
2
500,000 500,312
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 05/05/28
2
$ 1,826,449 $ 1,813,180
LSCS Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
8.88% 12/16/28
2
2,425,500 2,323,932
National Seating & Mobility,
Term Loan, 1st Lien
(SOFR plus 5.25%)
9.67% 11/16/26
2
1,952,277 1,760,300
NMN Holdings III Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.13% 11/13/25
2,6
1,191,750 1,042,781
Option Care Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
7.13% 10/27/28
2
1,980,000 1,968,862
Organon & Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.75% 06/02/28
2
1,429,667 1,419,330
Pacific Dental Services, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.85% 05/05/28
2
985,000 965,916
Pathway Vet Alliance LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.13% 03/31/27
2
2,439,526 2,045,128
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.13% 02/01/28
2
2,411,531 2,359,285
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
6.92% 04/20/29
2
1,990,000 1,982,537
PetVet Care Centers LLC,
Term Loan B3, 1st Lien (Luxembourg)
(LIBOR plus 3.50%)
7.88% 02/14/25
2
1,708,779 1,611,208
Phoenix Guarantor, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 03/05/26
2
1,963,772 1,852,632
Phoenix Newco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
7.63% 11/15/28
2
2,481,250 2,395,101
Pluto Acquisition I, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.73% 06/22/26
2
486,216 330,627

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Premise Health Holding Corp.,
Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
7.92% 07/10/25
2,3
$ 2,099,494 $ 2,036,509
Resonetics LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
8.41% 04/28/28
2
1,729,362 1,651,541
Sharp Midco LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.73% 12/29/28
2
1,736,875 1,654,373
Surgery Center Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.05% 08/31/26
2
1,073,204 1,062,354
48,897,383
Industrials — 12 .33%
Alliance Laundry Systems, LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.41% 10/08/27
2
1,484,683 1,457,587
Anchor Packaging LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
8.38% 07/18/26
2
458,306 439,401
Arterrsa Services  LLC,
Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 3.50%)
8.23% 03/06/25
2
1,477,500 1,215,251
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.73% 10/13/28
2
1,238,235 992,910
AZZ, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.67% 05/11/29
2
1,614,588 1,616,356
BCPE Empire Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
8.38% 06/11/26
2
493,763 482,344
Charter Next generation, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.13% 12/01/27
2
1,246,827 1,213,419
Compass Power Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.69% 04/14/29
2
902,134 896,685
Conserve Merger Sub, Inc.,
Term Loan, 1st Lien (France)
(LIBOR plus 3.50%)
7.77% 08/08/25
2,3
1,915,000 1,811,475
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Convergint Technologies,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.07% 03/31/28
2
$ 492,516 $ 472,200
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
6.57% 01/15/26
2
306,260 286,880
Dermatology Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.25%)
8.57% 04/02/29
2
1,508,953 1,475,001
DG Investment Intermediate Holdings 2, Inc.,
Term Loan, 2nd Lien
(LIBOR plus 6.75%)
11.07% 03/30/29
2
250,000 222,083
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
9.38% 08/02/27
2
1,043,544 1,018,217
DTI Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.84% 04/26/29
2
1,995,000 1,842,881
Eagle 4 Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.98% 07/12/28
2
494,893 493,039
Energizer Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.50%)
6.63% 12/22/27
2
468,561 460,947
Gates Global LLC,
Term Loan B4, 1st Lien
(SOFR plus 2.50%)
7.82% 11/16/29
2
498,750 496,102
Golden Entertainment, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.39% 10/21/24
2
1,078,125 1,076,777
Hyland Software, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
7.88% 07/01/24
2
744,171 735,706
II-VI, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
7.13% 07/02/29
2
489,821 485,903
Ingram Micro, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 06/30/28
2
236,899 233,938
KAMC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
8.73% 08/14/26
2,7,8
725,625 589,570

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
7 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Liqui-Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
9.23% 02/26/27
2
$ 975,000 $ 966,059
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(LIBOR plus 4.25%)
8.98% 04/15/28
2
985,000 853,941
Osmose Utilities Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
7.63% 06/23/28
2
987,481 940,048
Patriot Container Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.17% 03/20/25
2
1,454,198 1,253,337
Peacock Merger Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
8.42% - 8.98% 12/29/28
2
1,485,000 1,343,925
Plaze, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.13% 08/03/26
2
490,000 439,775
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.50%)
7.88% 08/03/26
2
1,751,265 1,571,761
Proampac PG Borrower LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
7.83% - 8.43% 11/03/25
2
1,906,097 1,830,244
Project Castle, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.50%)
10.08% 06/01/29
2
748,125 608,787
Protective Industrial Products, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.38% 12/29/27
2
1,766,204 1,624,907
Refficiency Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
8.13% 12/16/27
2,9
1,646,912 1,563,545
Spirit Aerosystems, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.82% 01/15/27
2
997,500 990,956
SPX FLOW, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
8.92% 04/05/29
2
997,500 934,269
Standard Industries, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
6.68% 09/22/28
2
747,037 738,902
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 05/30/24
2
$ 2,403,913 $ 1,799,930
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
6.98% 05/30/25
2
483,784 479,443
TricorBraun Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
7.63% 03/03/28
2
1,972,923 1,887,120
Vantage Elevator Solutions,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.10% 11/17/28
2
2,481,250 2,090,453
Wrench Group LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
8.73% 04/30/26
2
2,221,228 2,147,661
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.58% 08/12/24
2
1,717,420 1,497,591
45,577,326
Information Technology — 16 .84%
AppLovin Corp.,
Term Loan B, 1st Lien
(PRIME plus 3.00%)
2.00% 10/25/28
2
994,994 947,732
(PRIME plus 3.25%)
2.25% 08/15/25
2
997,403 963,012
AQA Acquisition Holding, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
8.98% 03/03/28
2
1,477,500 1,420,867
Arches Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
7.63% 12/06/27
2
1,000,000 928,440
AthenaHealth Group, Inc.,
Delayed-Draw Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.50%)
7.82% 02/15/29
2,10
72,464 65,606
Term Loan B, 1st Lien (France)
(SOFR plus 3.50%)
7.82% 02/15/29
2
1,701,594 1,540,555
Azalea Topco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.17% 07/24/26
2
496,250 457,791
Barracuda Parent  LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.82% 08/15/29
2
750,000 724,583

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Bifm CA Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
7.88% 06/01/26
2
$ 982,701 $ 940,936
Caesars Resort Collection LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
7.88% 07/21/25
2
1,710,367 1,708,323
Castle U.S. Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.13% 01/29/27
2
977,083 608,845
Central Parent, Inc.,
Term Loan, 1st Lien (Canada)
(SOFR plus 4.50%)
9.08% 07/06/29
2
1,650,000 1,637,906
CHG Healthcare Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
7.63% 09/29/28
2
740,625 726,175
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
8.63% 12/16/25
2
1,612,915 1,484,132
E2open LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.68% 02/04/28
2
208,876 205,679
EagleView Technology Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 08/14/25
2
2,680,362 2,363,328
Electron Bidco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
7.38% 11/01/28
2
992,500 967,812
Emerald Topco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 07/24/26
2
1,461,042 1,342,792
Ensemble RCM LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
7.94% 08/03/26
2
976,054 966,904
EQT Box Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.82% - 8.29% 04/17/28
2
1,489,355 1,424,195
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.73% 10/01/27
2
1,473,684 1,387,105
Imperva, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.59% 01/12/26
2
1,245,799 1,024,047
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
ION Analytics,
Term Loan, 1st Lien
(SOFR plus 4.00%)
8.73% 02/16/28
2
$ 677,083 $ 666,927
Logmein, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
9.14% 08/31/27
2
1,462,444 947,663
Magenta Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
9.17% 07/27/28
2
1,980,000 1,704,661
Magenta Buyer, LLC,
Term Loan, 2nd Lien
(LIBOR plus 8.25%)
12.67% 07/27/29
2
446,493 354,962
Match Group, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
6.07% 02/13/27
2
1,000,000 983,125
MeridianLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.73% - 8.15% 11/10/28
2
491,269 473,922
Mitnick Corporate Purchaser, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.75%)
8.94% 05/02/29
2
1,995,000 1,874,063
Monotype Imaging Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.00%)
9.68% 10/09/26
2
1,481,250 1,459,031
NCR Corp.,
Term Loan, 1st Lien
(LIBOR plus 2.50%)
6.92% 08/28/26
2
1,978,386 1,926,453
Northwest Fiber LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
7.98% 04/30/27
2
282,395 274,911
Nouryon USA LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
7.16% 10/01/25
2
736,640 727,985
Open Text Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.86% 11/16/29
2
1,000,000 979,125
Pactiv Evergreen Group Holdings, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 3.50%)
7.63% 09/25/28
2
1,728,125 1,708,087
Panther Purchaser LP,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
8.66% 01/07/28
2
1,477,500 1,335,291

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
9 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Playtika Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
7.13% 03/13/28
2
$ 992,443 $ 949,644
Precision Medicine Group LLC,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 3.00%)
7.35% 11/20/27
2
129,231 120,507
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.73% 11/18/27
2
2,801,204 2,612,123
Pretium Packaging Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
7.74% - 8.73% 10/02/28
2
1,734,987 1,391,712
Project Alpha Intermediate Holding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.39% 04/26/24
2
865,163 846,130
Project Boost Purchaser, LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 06/01/26
2
1,484,655 1,435,008
Proofpoint, Inc.,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 3.25%)
7.98% 08/31/28
2
1,487,487 1,433,975
RealPage, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.38% 04/24/28
2
1,976,237 1,883,354
Renaissance Learning, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
8.72% 03/30/29
2
993,753 957,978
Sitel Worldwide Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.14% 08/28/28
2
488,788 483,778
Skillsoft Finance II, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.58% 07/14/28
2
1,176,227 987,172
Sophia LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 10/07/27
2
1,461,438 1,413,948
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.77% 03/04/28
2
1,965,000 1,667,303
Sunshine Software Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.13% 10/16/28
2
1,487,506 1,335,037
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Surf Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 03/05/27
2
$ 1,005,005 $ 977,011
TIBCO Software, Inc.,
Term Loan A, 1st Lien
(SOFR plus 2.25%)
9.09% 09/30/28
2
315,000 280,744
Veeam Software,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.38% 02/28/27
2
1,722,215 1,678,084
VT Topco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
7.88% 08/01/25
2
1,685,488 1,635,100
Zotec Partners LLC,
Term Loan B, 1st Lien (France)
(LIBOR plus 3.75%)
8.48% 02/14/24
2,3
929,953 883,460
62,225,039
Insurance — 2 .42%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
7.88% 02/15/27
2
2,944,508 2,770,208
AssuredPartners, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.50%)
7.82% 02/12/27
2
1,241,247 1,208,354
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 3.00%)
8.68% 08/21/28
2
498,750 446,256
Term Loan B3, 2nd Lien
(LIBOR plus 5.25%)
9.63% 01/31/28
2
1,000,000 785,830
Term Loan B9, 1st Lien
(LIBOR plus 3.25%)
7.63% 07/31/27
2
1,732,424 1,521,294
Howden Group Holdings Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.69% 11/12/27
2
982,443 958,407
HUB International Ltd.,
Term Loan, 1st Lien
(SOFR plus 3.00%)
8.22% 11/10/29
2
1,250,000 1,238,544
8,928,893
Materials — 3 .50%
American Rock Salt Co. LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.38% 06/09/28
2
736,263 694,848

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 10
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Materials (continued)
Cyanco Intermediate Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
7.88% 03/16/25
2
$ 403,463 $ 388,838
Geon Performance Solutions, LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
9.23% 08/18/28
2
1,185,000 1,155,375
Herens U.S. Holdco Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.73% 07/03/28
2
523,934 482,806
INEOS U.S. Finance LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
6.92% 11/08/28
2
496,250 479,501
INEOS U.S. Quattro LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
7.13% 01/29/26
2
1,231,250 1,212,781
Iris Holding, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
8.94% 06/28/28
2
997,500 909,680
LSF11 A5 HoldCo LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
7.94% 10/15/28
2
1,488,750 1,441,854
Lummus Technology Holdings V LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 06/30/27
2
1,372,183 1,317,296
Plaskolite PPC Intermediate II LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
8.41% 12/15/25
2
976,288 876,707
Polar U.S. Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
9.02% 10/15/25
2
2,024,790 1,646,154
Potters Borrower LP,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
8.73% 12/14/27
2
1,467,437 1,441,757
TMS International Corp.,
Term Loan B2, 1st Lien
(LIBOR plus 2.75%)
7.13% - 7.16% 08/14/24
2
468,912 452,500
U.S. Renal Care, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
9.44% 06/26/26
2
766,565 432,630
12,932,727
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Real Estate Investment Trust (REIT) — 0 .68%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.14% 07/17/28
2
$ 111,795 $ 86,586
Avison Young Canada, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.75%)
10.19% 01/31/26
2
1,480,720 1,240,103
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.69% 02/17/28
2
1,229,981 1,188,469
2,515,158
Retail — 4 .31%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
8.99% 04/20/28
2
1,750,000 1,745,354
BCPE Empire Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
8.38% 06/11/26
2
1,210,142 1,177,620
BW Gas & Convenience Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 03/31/28
2
1,231,250 1,188,156
Curium Bidco SARL,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
8.98% 12/02/27
2
1,476,344 1,443,126
Term Loan B, 1st Lien (Canada)
(LIBOR plus 3.99%)
8.73% 07/09/26
2,3
977,273 957,727
Dave & Buster's, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.44% 06/29/29
2
1,496,250 1,491,110
Harbor Freight Tools USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
7.13% 10/19/27
2
492,462 470,412
KFC Holding Co.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.09% 03/15/28
2
498,731 493,120
LSF9 Atlantis Holdings, LLC,
Term Loan B, 1st Lien
(SOFR plus 6.25%)
11.83% 03/31/29
2
395,000 384,829
MIC Glen LLC,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
7.83% 07/21/28
2
720,108 686,803

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
11 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail (continued)
SRS Distribution, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 06/02/28
2
$ 738,759 $ 708,090
(SOFR plus 2.50%)
7.92% 06/02/28
2
744,375 713,204
Staples, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 4.50%)
8.94% 09/12/24
2
300,941 298,183
Tacala Investment Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 02/05/27
2
1,169,422 1,127,615
Term Loan B, 2nd Lien
(LIBOR plus 7.50%)
11.88% 02/04/28
2
735,000 669,861
Whatabrands LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.63% 08/03/28
2
1,482,513 1,436,184
Woof Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.10% 12/21/27
2
987,406 934,333
15,925,727
Services — 8 .72%
Allied Universal Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.17% 05/12/28
2
1,180,280 1,123,633
Alterra Mountain Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 08/17/28
2
1,226,894 1,215,011
Amentum Government Services Holdings, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.56% - 8.76% 02/15/29
2
2,736,250 2,672,974
ArchKey Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.25%)
9.63% - 9.66% 06/29/28
2
493,750 469,887
Arcis Golf LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
8.63% 11/24/28
2
992,500 972,650
CH Gunther PPC Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.44% 12/08/28
2
992,500 962,725
CoreLogic, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.94% 06/02/28
2
2,221,875 1,861,520
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Corp. Service Co.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.67% 11/02/29
2
$ 1,675,000 $ 1,660,344
Covanta Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
6.82% 11/30/28
2
923,336 917,898
Term Loan C, 1st Lien
(LIBOR plus 2.50%)
6.82% 11/30/28
2
69,686 69,276
Dodge Data & Analytics, LLC,
Term Loan, 1st Lien
(SOFR plus 3.75%)
9.79% 02/23/29
2
995,000 788,538
Element Materials Technology Group U.S. Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
8.80% 06/22/29
2,11
1,026,316 1,005,364
Filtration Group Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 10/21/28
2
497,481 489,603
Iridium Satellite LLC,
Term Loan B2, 1st Lien
(LIBOR plus 2.50%)
6.92% 11/04/26
2
1,151,798 1,143,056
Lakeland Holdings LLC,
Term Loan, 1st Lien
(Fixed)
13.25% 09/25/27
2,7,8
595,162 381,898
Lakeland Tours LLC,
Term Loan, 1st Lien
(EURIBOR plus 6.00%)
10.41% 09/25/25
2,7,8
508,499 416,122
Madison IAQ LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
7.99% 06/21/28
2
248,737 232,042
Mavenir Systems, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
9.42% 08/18/28
2
645,125 526,583
Med Parentco LP,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
8.63% 08/31/26
2
1,454,657 1,247,936
NAB Holdings, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.73% 11/23/28
2
1,485,000 1,448,989
Neptune Bidco U.S., Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
5.50% 04/11/29
2
500,000 448,128

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 12
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Olympus Water US Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.50% 11/09/28
2
$ 738,769 $ 711,168
PowerTeam Services LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
7.98% 03/06/25
2
146,947 120,288
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.13% 12/15/28
2
2,481,250 2,391,751
Safe Fleet Holdings, LLC,
Term Loan, 1st Lien
(SOFR plus 3.75%)
8.17% 02/23/29
2
1,736,875 1,683,692
Technimark Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.10% 07/07/28
2
466,354 424,382
Trans Union LLC,
Term Loan B6, 1st Lien (Luxembourg)
(LIBOR plus 2.25%)
6.63% 12/01/28
2
458,538 454,813
Trugreen LP,
Term Loan B, 2nd Lien
(LIBOR plus 8.50%)
13.43% 11/02/28
2,7
500,000 370,000
TruGreen LP,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.38% 11/02/27
2
1,982,304 1,765,499
University Support Services, LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.63% 02/10/29
2
1,829,292 1,783,559
Vaco Holdings, LLC,
Term Loan B, 1st Lien
(SOFR plus 5.50%)
9.73% 01/19/29
2
985,025 953,421
Verscend Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.38% 08/27/25
2
984,916 980,607
WW International, Inc.,
Term Loan B, 1st Lien (France)
(LIBOR plus 3.50%)
7.89% 04/13/28
2,3
945,000 545,738
32,239,095
Transportation — 2 .05%
Air Canada,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.13% 08/11/28
2
497,500 493,224
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Transportation (continued)
Delta Air Lines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.48% 10/20/27
2
$ 950,000 $ 970,130
Kenan Advantage Group, Inc. (The),
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
11.63% 09/01/27
2
2,350,000 2,181,587
Kestrel Bidco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.35% 12/11/26
2
1,472,273 1,350,583
Ozark Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.13% 12/16/27
2
974,346 897,617
United Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.11% 04/21/28
2
1,719,375 1,702,542
7,595,683
Total Bank Loans
(Cost $349,962,859) 329,192,136
CORPORATES — 1 .38% *
Automotive — 0 .01%
Allison Transmission, Inc.
3.75% 01/30/31
1
50,000 41,375
Banking — 0 .37%
Bank of America Corp.
3.42% 12/20/28
12
500,000 453,709
Bank of New York Mellon Corp. (The)
(MTN)
3.44% 02/07/28
12
500,000 470,163
Credit Suisse Group AG
(Switzerland)
2.59% 09/11/25
1,3,12
500,000 444,301
1,368,173
Communications — 0 .16%
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
1,000,000 118,750
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
8.50% 10/15/24
†,1,3,7,8,13,14
1,000,000 —
T-Mobile USA, Inc.
3.75% 04/15/27 500,000 471,820
590,570
Finance — 0 .25%
Intercontinental Exchange, Inc.
4.00% 09/15/27 500,000 483,269

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
13 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
JPMorgan Chase & Co.
2.95% 02/24/28
12
$ 500,000 $ 453,204
936,473
Food — 0 .05%
Pilgrim's Pride Corp.
3.50% 03/01/32
1
250,000 195,672
Health Care — 0 .17%
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
1,3
50,000 43,291
HCA, Inc.
5.25% 06/15/26 500,000 494,806
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
100,000 84,375
622,472
Industrials — 0 .08%
OT Merger Corp.
7.88% 10/15/29
1
500,000 258,685
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
1,3
50,000 45,245
303,930
Information Technology — 0 .18%
Central Parent, Inc./CDK Global, Inc.
7.25% 06/15/29
1
250,000 244,849
NCR Corp.
5.13% 04/15/29
1
50,000 41,872
Oracle Corp.
6.15% 11/09/29 380,000 395,264
681,985
Materials — 0 .06%
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
1,3
250,000 202,265
Retail — 0 .05%
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
250,000 167,487
Total Corporates
(Cost $6,275,711) 5,110,402
Total Bonds — 90 .76%
(Cost $357,359,015)
335,425,016
Issues Shares Value
COMMON STOCK — 0 .06%
Communications — 0 .06%
Intelsat Emergence SA
3,7,8,13
(Luxembourg) 9,662 233,820
Total Common Stock
(Cost $323,677)
Issues Shares Value
RIGHTS — 0 .00%
Communications — 0 .00%
Intelsat Jackson Holdings SA, Series
A
†,3,7,8,13
(Luxembourg) 1,011 $ —
Intelsat Jackson Holdings SA, Series
B
†,3,7,8,13
(Luxembourg) 1,011 —
—
Total Rights
(Cost $–) —
WARRANT — 0 .01%
Entertainment — 0 .01%
Cineworld Group PLC
3,13
(United Kingdom) 229,579 13,808
Total Warrant
(Cost $–)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 8 .18%
Money Market Funds — 2 .85%
Dreyfus Government Cash Management Fund
4.19%
15
5,765,000 5,765,000
Fidelity Investments Money Market Funds - Government
Portfolio
4.06%
15
2,660,383 2,660,383
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
4.12%
15
2,108,000 2,108,000
10,533,383
U.S. Treasury Bills — 5 .33%
U.S. Treasury Bills
4.50%
16
05/11/23 $ 15,000,000 14,760,137
4.56%
16
05/25/23 5,000,000 4,911,793
19,671,930
Total Short-Term Investments
(Cost $30,209,379) 30,205,313
Total Investments - 99.01%
(Cost $387,892,071) 365,877,957
Net unrealized depreciation on unfunded commitments
- (0.02)% (64,901)
Cash and Other Assets, Less Liabilities - 1.01% 3,746,808
Net Assets - 100.00% $ 369,559,864
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2022.
3
Foreign denominated security issued by foreign domiciled entity.

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 14
4
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $139,876, at an interest rate of 8.32% and a maturity of July 31, 2028. The investment is accruing an unused commitment fee of
0.48% per annum.
5
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $30,881, at an interest rate of 8.57% and a maturity of April 02, 2029. The investment is not accruing an unused commitment fee.
6
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $223,763, at an interest rate of 8.13% and a maturity of November 13, 2025. The investment is accruing an unused commitment fee of 0.25% per annum.
7
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
8
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $1,621,410, which is 0.44% of total net assets.
9
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $98,660, at an interest rate of 8.13% and a maturity of December 16, 2027. The investment is accruing an unused commitment fee of 0.12% per annum.
10
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $196,817, at an interest rate of 7.82% and a maturity of February 15, 2029. The investment is accruing an unused commitment fee of
0.63% per annum.
11
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $464,014, at an interest rate of 8.80% and a maturity of June 22, 2029. The investment is not accruing an unused commitment fee.
12
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
13
Non-income producing security.
14
Security is currently in default with regard to scheduled interest or principal payments.
15
Represents the current yield as of December 31, 2022.
16
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(SOFR): Secured Overnight Financing Rate
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 584,000 USD 601,005 Goldman Sachs International 01/13/23 $ 22,884
EUR 584,000 USD 622,286 Citibank N.A. 01/13/23 1,603
24,487
USD 1,179,308 EUR 1,168,000 Goldman Sachs International 01/13/23 (68,470)
NET UNREALIZED DEPRECIATION $ (43,983)

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
15 / December 2022
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods approved by the Board, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as
Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the
Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 16
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2022 is as follows:
FLOATING RATE INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 10,533,383 $ — $ — $ 10,533,383
U.S. Treasury Bills 19,671,930 — — 19,671,930
Long-Term Investments:
Asset-Backed Securities — 1,122,478 — 1,122,478
Bank Loans — 327,434,546 1,757,590 329,192,136
Common Stock — — 233,820 233,820
Corporates — 5,110,402 — 5,110,402
Rights — — — —
Warrant — 13,808 — 13,808
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 24,487 — 24,487
Liabilities:
Foreign currency exchange contracts — (68,470) — (68,470)
Total $ 30,205,313 $ 333,637,251 $ 1,991,410 $ 365,833,974
*Other financial instruments include foreign currency exchange contracts.

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
17 / December 2022
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
The Floating Rate Income Fund had the following unfunded commitments and unrealized gain (loss) as of December 31, 2022:
FLOATING RATE
INCOME FUND
BANK
LOANS
COMMON
STOCK
Balance as of
April 1, 2022 $ 3,781,017 $ 289,860
Accrued discounts/premiums (5,956) —
Realized (loss) (383,115) —
Change in unrealized (depreciation)* (168,496) (56,040)
Purchases 505,195 —
Sales (1,971,055) —
Transfers into Level 3** — —
Transfers out of Level 3** — —
Balance as of
December 31, 2022
$ 1,757,590 $ 233,820
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2022 was $(224,536) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2022.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2022, are as follows:
FLOATING RATE INCOME
FUND
FAIR VALUE AT
12/31/22
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Bank Loans $1,757,590 Third-Party Vendor Vendor Prices $64.17 - $81.83 $76.15 Increase
Common Stock $233,820 Third-Party Vendor Vendor Prices $24.20 $24.20 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
FLOATING RATE INCOME FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN (LOSS)
NMN Holdings III Corp., Delayed-Draw Term Loan, 1st Lien November 2025 $ 223,763 $ (31,663)
Refficiency Holdings LLC, Delayed-Draw Term Loan, 1st Lien December 2027 98,660 (5,490)
AI Aqua Merger Sub, Inc., Delayed-Draw Term Loan B, 1st Lien July 2028 139,877 (8,272)
AthenaHealth Group, Inc., Delayed-Draw Term Loan B, 1st Lien February 2029 196,817 (19,358)
Dermatology Intermediate Holdings, Inc., Delayed-Draw Term Loan, 1st
Lien April 2029 30,881 (711)
Element Materials Technology Group U.S. Holdings, Inc., Delayed-Draw
Term Loan B, 1st Lien June 2029 464,014 593
Total Unfunded Commitments $ 1,154,012 $ (64,901)